Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Research Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Research Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$74	0.68%
[1]
Expenses Paid, Amount	$ 74	[1]
Expense Ratio, Percent	0.68%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Research Fund returned 18.16%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Seagate Technology, a data storage company
↑	Oracle, a cloud application and platform services company
↑	NRG Energy, an integrated energy company

Top detractors from performance:
↓	Underweight position in Advanced Micro Devices, a technology company
↓	Out-of-benchmark position in Marvell Technology, a semiconductor company
↓	Not owning Micron Technology, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	18.16	14.80	15.36
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 124,878,889
Holdings Count | $ / shares	140
Advisory Fees Paid, Amount	$ 612,264
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$124,878,889
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Total Management Fee Paid	$612,264
Portfolio Turnover Rate	70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Research Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Research Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$101	0.93%
[3]
Expenses Paid, Amount	$ 101	[3]
Expense Ratio, Percent	0.93%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Research Fund returned 17.88%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Seagate Technology, a data storage company
↑	Oracle, a cloud application and platform services company
↑	NRG Energy, an integrated energy company

Top detractors from performance:
↓	Underweight position in Advanced Micro Devices, a technology company
↓	Out-of-benchmark position in Marvell Technology, a semiconductor company
↓	Not owning Micron Technology, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	17.88	14.52	15.07
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 124,878,889
Holdings Count | $ / shares	140
Advisory Fees Paid, Amount	$ 612,264
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$124,878,889
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Total Management Fee Paid	$612,264
Portfolio Turnover Rate	70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[4]
*	Does not include derivatives, except purchased options, if any.